ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

12.ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As of	As of
	March 31, 2023	March 31, 2022
	$	$
General and administration	2,455,174	3,683,931
Research and development	2,621,808	801,901
Occupancy	—	44,232
Patient services	—	1,029,479
Sales and marketing	—	92,856
Property, plant and equipment	—	194,273
	5,076,982	5,846,672

As of March 31, 2023, the Company accrued an amount of $1,088,078 related to personnel costs (March 31, 2022 — $2,228,252) included in accounts payable and accrued liabilities.